June 23, 2022
VIA EDGAR TRANSMISSION
Ms. Karen Rossotto
Division of Investment Management, Disclosure Review Office
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Tidal ETF Trust II
Registration Statement on Form N-1A
File Nos. 333-264478, 811-23793

Dear Ms. Rossotto:

Pursuant to Rule 472 of the Securities Act of 1933 filed herewith is pre-effective amendment number 1 to the registration statement filed by Tidal ETF Trust II, on behalf of the Carbon Collective Climate Solutions U.S. Equity ETF. This filing reflects changes made in response to your letter dated May 26, 2022. Correspondence letters responding to each comment has been filed separately.
If you have any questions or require further information, please contact the undersigned at (212) 660-3069.
Very truly yours,
/s/ Rachael L. Schwartz
Rachael L. Schwartz
for SULLIVAN & WORCESTER LLP